Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 22, 2017
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jun. 22, 2017
Document Effective Date	Jun. 22, 2017
Prospectus Date	Jan. 28, 2017
Scharf Balanced Opportunity Fund | Institutional Class
Prospectus:
Trading Symbol	LOGOX
Scharf Balanced Opportunity Fund | Retail Class
Prospectus:
Trading Symbol	LOGBX